Financial Statements Schedule 1 - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OPERATING ACTIVITIES
Loss for the year				¥ (104,870)	$ (15,064)	¥ (7,982)	¥ 9,052
Operating cash flows before movements in working capital				45,698	6,565	177,481	183,414
Decrease (increase) in prepayments				180,988	25,997	125,952	(206,950)
FINANCING ACTIVITIES
Advance from a shareholder				6,711	964	1,865	10,149
Repayment to a shareholder				(6,065)	(871)	(696)	(2,805)
NET CASH (USED IN) FROM FINANCING ACTIVITIES				61,323	8,809	(108,308)	(17,189)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS				(25,860)	(3,715)	183,621	(146,880)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR				360,000
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE				(550)	(79)	(1,983)	1,693
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	¥ 360,000	¥ 360,000		360,000	$ 51,711	360,000
Parent [member]
OPERATING ACTIVITIES
Loss for the year	(10,912)	(10,392)	¥ (3,620)	(10,912)		(10,392)	(3,620)
Exchange (loss) gain	796	1,836	(2,290)
Operating cash flows before movements in working capital	(10,116)	(8,556)	(5,910)
Decrease (increase) in prepayments	16	(1)	2
(Decrease) increase in other payables	382	280	(828)
NET CASH USED IN OPERATING ACTIVITIES	(9,718)	(8,277)	(6,736)
FINANCING ACTIVITIES
Advance from a subsidiary	19,945	9,497	10,518
Repayment to subsidiary	(10,873)	(2,389)	(11,175)
Advance from a shareholder	6,711	1,865	10,149
Repayment to a shareholder	(6,065)	(696)	(2,805)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	9,718	8,277	6,687
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	0		(49)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	0		51	0		0
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	0		(2)
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	¥ 0	¥ 0	¥ 0	¥ 0		¥ 0	¥ 0